Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to “2022 Executive Compensation Program in Detail” in the CD&A in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Jeffrey W. Benck $	Compensation Actually Paid to Jeffrey W. Benck(1)(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) $	BHE Total Shareholder Return $	10-K Peer Group Total Shareholder Return $	Net Income (in thousands) $	Revenue (in thousands) $
2022	6,718,650	8,543,236	1,803,293	2,202,770	77.68	161.57	68,229	2,886,331
2021	6,736,846	4,310,263	1,776,762	1,053,904	78.87	147.52	35,770	2,255,319
2020	4,870,541	2,964,019	1,286,201	846,750	78.61	114.90	14,055	2,053,131

(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022		2021		2020
	Jeffrey W. Benck	Average Non-CEO NEOs	Jeffrey W. Benck	Average Non-CEO NEOs	Jeffrey W. Benck	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$6,718,650	$1,803,293	$6,736,846	$1,776,762	$4,870,541	$1,286,201

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,850,000)	$(854,673)	$(4,375,000)	$(961,344)	$(3,500,000)	$(759,687)
Year-end fair value of unvested awards granted in the current year	$3,956,739	$878,408	$4,145,568	$910,960	$3,367,877	$731,026
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,755,646	$377,497	$(2,377,268)	$(688,242)	$(1,137,486)	$(344,763)
Fair values at vest date for awards granted and vested in current year	$1,646,191	$341,880	$1,459,832	$293,019	$479,065	$240,576
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,717,137)	$(356,934)	$(1,298,236)	$(282,430)	$(1,115,978)	$(306,603)
Dividends or dividend equivalents not otherwise included in total compensation	$33,147	$13,299	$18,521	$5,179	$-	$-
Total Adjustments for Equity Awards	$1,824,586	$399,477	$(2,426,583)	$(722,858)	$(1,906,522)	$(439,451)

Compensation Actually Paid (as calculated)	$8,543,236	$2,202,770	$4,310,263	$1,053,904	$2,964,019	$846,750

(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PSUs at each measurement date.
(3)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2022 and 2021: Mr. Lakkaraju; Mr. Buseman; Mr. Beaver; Mr. Crawford

2020: Mr. Lakkaraju; Mr. Buseman; Mr. Beaver; Mr. Janick

Most Important Performance Measures

In our assessment, the most important performance measures used to link CAP to Company performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.

Performance Measures

•
Revenue
•
Operating Income Margin
•
Return On Invested Capital (ROIC)

Descriptions of the Relationships Presented in the Pay Versus Performance Table

The illustrations below compare the relationships between CAP and the following measures:

•
the Company’s cumulative TSR and the Form 10-K Peer Group’s cumulative TSR;
•
the Company’s Net Income; and
•
the Company’s Revenue

CAP vs. TSR

CAP vs. Net Income

CAP vs. Revenue

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(3)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2022 and 2021: Mr. Lakkaraju; Mr. Buseman; Mr. Beaver; Mr. Crawford

2020: Mr. Lakkaraju; Mr. Buseman; Mr. Beaver; Mr. Janick

Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022		2021		2020
	Jeffrey W. Benck	Average Non-CEO NEOs	Jeffrey W. Benck	Average Non-CEO NEOs	Jeffrey W. Benck	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$6,718,650	$1,803,293	$6,736,846	$1,776,762	$4,870,541	$1,286,201

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,850,000)	$(854,673)	$(4,375,000)	$(961,344)	$(3,500,000)	$(759,687)
Year-end fair value of unvested awards granted in the current year	$3,956,739	$878,408	$4,145,568	$910,960	$3,367,877	$731,026
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,755,646	$377,497	$(2,377,268)	$(688,242)	$(1,137,486)	$(344,763)
Fair values at vest date for awards granted and vested in current year	$1,646,191	$341,880	$1,459,832	$293,019	$479,065	$240,576
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,717,137)	$(356,934)	$(1,298,236)	$(282,430)	$(1,115,978)	$(306,603)
Dividends or dividend equivalents not otherwise included in total compensation	$33,147	$13,299	$18,521	$5,179	$-	$-
Total Adjustments for Equity Awards	$1,824,586	$399,477	$(2,426,583)	$(722,858)	$(1,906,522)	$(439,451)

Compensation Actually Paid (as calculated)	$8,543,236	$2,202,770	$4,310,263	$1,053,904	$2,964,019	$846,750

Non-PEO NEO Average Total Compensation Amount	$ 1,803,293	$ 1,776,762	$ 1,286,201
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,202,770	1,053,904	846,750
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Revenue
Tabular List [Table Text Block]

Most Important Performance Measures

In our assessment, the most important performance measures used to link CAP to Company performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.

Performance Measures

•
Revenue
•
Operating Income Margin
•
Return On Invested Capital (ROIC)

Total Shareholder Return Amount	$ 77.68	78.87	78.61
Peer Group Total Shareholder Return Amount	161.57	147.52	114.90
Net Income (Loss)	$ 68,229,000	$ 35,770,000	$ 14,055,000
Company Selected Measure Amount	2,886,331,000	2,255,319,000	2,053,131,000
PEO Name	Jeffrey W. Benck	Jeffrey W. Benck	Jeffrey W. Benck
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return On Invested Capital (ROIC)
Jeffrey W. Benck [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,718,650	$ 6,736,846	$ 4,870,541
PEO Actually Paid Compensation Amount	8,543,236	4,310,263	2,964,019
PEO [Member] | Jeffrey W. Benck [Member] | Equity Awards Value In Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,850,000)	(4,375,000)	(3,500,000)
PEO [Member] | Jeffrey W. Benck [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,956,739	4,145,568	3,367,877
PEO [Member] | Jeffrey W. Benck [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,755,646	(2,377,268)	(1,137,486)
PEO [Member] | Jeffrey W. Benck [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,646,191	1,459,832	479,065
PEO [Member] | Jeffrey W. Benck [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,717,137)	(1,298,236)	(1,115,978)
PEO [Member] | Jeffrey W. Benck [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,147	18,521	0
PEO [Member] | Jeffrey W. Benck [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,824,586	(2,426,583)	(1,906,522)
Non-PEO NEO [Member] | Equity Awards Value In Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(854,673)	(961,344)	(759,687)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	878,408	910,960	731,026
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	377,497	(688,242)	(344,763)
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	341,880	293,019	240,576
Non-PEO NEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(356,934)	(282,430)	(306,603)
Non-PEO NEO [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,299	5,179	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 399,477	$ (722,858)	$ (439,451)